Accrued Expenses and Other Payables - Summary of Accrued Expenses And Other Payables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Receipts-in-advance	¥ 69,421	¥ 69,629
Other payables	28,962	31,990
Accrued salaries, wages and other benefits	7,213	6,950
Accrued expenses	76,772	87,003
Accrued expenses and other payables	¥ 182,368	¥ 195,572